Supplemental Cash Flow Information and Non-cash Activity (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information and Non-cash Activity
Supplemental disclosure of cash flow information follows (in thousands):

	Years Ended December 31,
	2015		2014	2013
Cash paid during the period for:
Interest	$15,441		$16,582	$9,576
Income taxes	8,163		16,124	15,872
Non-cash items from investing and financing activities:
Purchase of computer equipment financed through capital leases	1,178		12,153	6,455
Leasehold improvement paid by landlord	—		—	5,000
Conversion of the Company's investment in a convertible note to equity	—		3,151	6,765
Transfer of inventory to property, plant and equipment	15,936	(a)	10,149	1,422
Investment in multi-client data library financed through trade payables	8,939		—	—
Purchases of property, plant, and equipment and seismic rental equipment financed through accounts payable	—		472	909
Sale of rental equipment financed with a note receivable	—		—	3,636